INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX
Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2018	2017
	$	$

Operating loss carry forwards	15,426	16,322
Reserves and allowances	1,467	1,899

Net deferred tax assets before valuation allowance	16,893	18,221
Valuation allowance	(16,508)	(13,765)

Net deferred tax assets	385	4,456

Deferred income taxes consist of the following:
Domestic	12,662	11,931
Valuation allowance	(12,251)	(7,426)
Net deferred tax assets	411	4,505

Foreign	4,231	6,290
Valuation allowance	(4,257)	(6,339)
	(26)	(49)

Schedule of Income (Loss) before Income Tax

	Year ended December 31,
	2018	2017	2016
	$	$	$

Domestic	(9,556)	(6,215)	(9,634)
Foreign	(454)	(839)	(2,268)
	(10,010)	(7,054)	(11,902)

Schedule of Effective Income Tax Reconciliation

	Year ended December 31,
	2018	2017	2016
	$	$	$
Income (loss) before income tax, as reported in the consolidated statements of operations	(10,010)	(7,054)	(11,902)
Statutory tax rate in Israel	23%	24%	25%

Theoretical tax expense (benefit)	(2,302)	(1,693)	(2,976)
Current year carryforward losses and other differences for which a valuation allowance was recorded	1,195	—	—
Changes in valuation allowance	2,717	3,295	5,257
Gain from bargain purchase and non-recoverable withholding taxes	—	—	(1,516)
Changes in foreign currency exchange rate and other differences	139	(1,870)	255
Changes in tax rate	2,091	414	828
Non-deductible expenses and other differences	1,890	(539)	243

Actual income tax expense (benefit)	5,730	(393)	2,091